Note 7 - Inventories - Inventory Shown in the Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory, Net, Total	$ 848	$ 587
Lubricants [Member]
Inventory, Net, Total	751	522
Consumable Stores [Member]
Inventory, Net, Total	$ 97	$ 65